Description Of Business And Summary Of Significant Accounting Policies And Practices - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2011
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Money trusts				¥ 12,000
Change in depreciation expense, effect of loss before income taxes and equity in earnings of affiliated company and net loss	560
Change in depreciation expense, effect of basic net income per share	¥ 3.23
Change in depreciation expense, effect of diluted net income per share	¥ 3.23
Weighted average amortization period for intangible assets, in years	8
Shipping and Handling Costs	1,409	929	741
Advertising costs	178	104	80
Benefits from tax positions likelihood of being realized upon settlement, percentage	50.00%
Foreign exchange gains (losses)	¥ (2,319)	¥ (508)	¥ 1,072
Building [Member]
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Minimum depreciation period for assets, in years	15
Maximum depreciation period for assets, in years	50
Machinery And Equipment [Member]
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Minimum depreciation period for assets, in years	4
Maximum depreciation period for assets, in years	10
Tools, Furniture And Fixtures [Member]
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Minimum depreciation period for assets, in years	2
Maximum depreciation period for assets, in years	5
Customer Relation [Member]
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Weighted average amortization period for intangible assets, in years	8
Patented Technologies [Member]
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Weighted average amortization period for intangible assets, in years	9
Developed Technology Rights [Member]
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Weighted average amortization period for intangible assets, in years	8